Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Information

Year ended 30 June 2026	North American Lithium $’000	All other operations $’000	Group / unallocated items and eliminations $’000	Total $’000
Revenue	201,675	–	–	201,675
Total revenue	201,675	–	–	201,675

Underlying EBITDA	45,717	(1,299)	(30,073)	14,345
Underlying depreciation and amortisation expense (1)	(20,923)	(50)	(511)	(21,484)
Underlying earnings adjustments (2)	165,467	–	(112,629)	52,838
Profit/(loss) from operations	190,261	(1,349)	(143,213)	45,699
Net financial income				725
Profit before income tax				46,424
Income tax expense				(2,034)
Profit after income tax				44,390

Underlying exploration expenditure	–	–	–	–
Underlying capital expenditure (3)	19,584	1,441	3	21,028
Total underlying assets	466,769	178,797	259,755	905,321
Total underlying liabilities	137,199	3,078	37,878	178,155

(1)
Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense of $23.6 million, partially offset by favourable non-cash inventory movements of $2.1 million recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.

(2)	Refer to Note 4 (c) for further details.
(3)	Underlying capital expenditure excludes capitalised exploration expenditure and right-of-use asset additions.

Year ended 30 June 2025	North American Lithium $’000	All other operations $’000	Group / unallocated items and eliminations $’000	Total $’000
Revenue	145,016	–	–	145,016
Total revenue	145,016	–	–	145,016

Underlying EBITDA	(29,483)	(1,444)	(11,973)	(42,900)
Underlying depreciation and amortisation expense (1)	(25,546)	(20)	(361)	(25,927)
Underlying earnings adjustments (2)	(175,388)	–	(4,165)	(179,553)
Loss from operations	(230,417)	(1,464)	(16,499)	(248,380)
Net financial expense				(670)
Loss before income tax				(249,050)
Income tax benefit				1,936
Loss after income tax				(247,114)

Underlying exploration expenditure	6,304	11,390	–	17,694
Underlying capital expenditure (3)	12,765	–	–	12,765
Total underlying assets	223,287	173,581	30,096	426,964
Total underlying liabilities	99,697	1,054	15,212	115,963

(1)
Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense of $25.0 million and unfavourable non-cash inventory movements of $0.9 million recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.

(2)	Refer to Note 4 (c) for further details.
(3)	Underlying capital expenditure excludes capitalised exploration expenditure and right-of-use asset additions.

Year ended 30 June 2024	North American Lithium $’000	All other operations $’000	Group / unallocated items and eliminations $’000	Total $’000
Revenue	132,163	–	–	132,163
Total revenue	132,163	–	–	132,163

Underlying EBITDA	(14,377)	(265)	(19,796)	(34,438)
Underlying depreciation and amortisation expense (1)	(22,118)	(11)	(325)	(22,454)
Underlying earnings adjustments (2)	(13,053)	(4,033)	(3,636)	(20,722)
Loss from operations	(49,548)	(4,309)	(23,757)	(77,614)
Net financial income				1,918
Loss before income tax				(75,696)
Income tax expense				(2,344)
Loss after income tax				(78,040)

Underlying exploration expenditure	10,959	10,817	80	21,856
Underlying capital expenditure (3)	58,822	7,695	2,687	69,204
Total underlying assets	429,072	123,264	77,585	629,921
Total underlying liabilities	73,391	2,725	23,484	99,600

(1)
Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense of $22.1 million and unfavourable non-cash inventory movements of $0.4 million recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.

(2)	Refer to Note 4 (c) for further details.
(3)	Underlying capital expenditure excludes capitalised exploration expenditure and right-of-use asset additions.

Reconciliation of Segment Information to Statutory Results
The following table reconciles the underlying segment information to the Group’s statutory results for the year:

	2026 $’000	2025 $’000	2024 $’000
Underlying EBITDA	14,345	(42,900)	(34,438)
Underlying depreciation and amortisation expense	(21,484)	(25,927)	(22,454)
Underlying earnings adjustments
Fair value adjustments to financial instruments (1)	–	2,942	–
Gain on bargain purchase (2)	33,109	–	–
Income from sale of tax benefits under flow through share arrangements (3)	–	3,937	3,471
Impairment and write down of financial assets (4)	–	–	(5,333)
Merger transaction and integration costs (5)	(8,738)	(8,102)	–
Net loss on disposal of financial assets (6)	–	–	(828)
Net movement in inventories relating to net realisable value adjustments (7)	9,454	(2,718)	(6,843)
Reversal of impairment/(impairment) of non-financial assets (8)	156,013	(175,612)	(11,189)
Write down on settlement of pre-existing contractual arrangement (9)	(137,000)	–	–
Profit/(loss) from operations	45,699	(248,380)	(77,614)
Net financial income/(expense)	725	(670)	1,918
Income tax benefit/(expense)	(2,034)	1,936	(2,344)
Profit/(loss) after income tax	44,390	(247,114)	(78,040)

(1)	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’.
(2)	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’. Refer to Note 30 (d) for further details.
(3)	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’.
(4)
Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’ (2026 and 2025: Nil; 2024: $2.4 million) and ‘Group / unallocated items and eliminations’ (2026 and 2025: Nil; 2024: $2.9 million). Management has deemed the impairment and write down of financial assets of $0.4 million for the year ended 30 June 2025 to have been incurred in the ordinary course of business, and therefore no adjustment has been made for the purpose of the underlying results reconciliation. Refer to Note 7 for further details.

(5)	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’. Refer to Note 7 for further details.
(6)	Adjustment to profit/(loss) which is reported as part of ’Group / unallocated items and eliminations’.
(7)	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’. Refer to Note 11 (b) for further details.
(8)
Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’ (2026: profit of $156.0 million; 2025: $175.6 million; 2024: $3.8 million), ‘All other operations’ (2026 and 2025: Nil; 2024: $4.1 million) and ‘Group / unallocated items and eliminations’ (2026 and 2025: Nil; 2024: $3.3 million). Refer to Note 14 for further details.

(9)	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’. Refer to Note 30 (d) for further details.

Major Customers
The Group generates revenue from external customers who individually account for greater than 10 per cent of the Group’s total revenue. The following table sets out the applicable revenue percentage generated from each of these customers:

	2026%	2025%	2024%
External Customer 1	76	33	–
External Customer 2	16	–	–
External Customer 3	8	67	45
External Customer 4	–	–	29
External Customer 5	–	–	25